Organization - Schedule of Subsidiaries (Details)	12 Months Ended
Jun. 30, 2025
Idea Tech Limited (“Idea Tech HK”) [Member]
Schedule of Subsidiaries [Line Items]
Background	A Hong Kong company, incorporated on September 12, 2024
Ownership	Wholly-owned by the Company
Principal activities	Investment holding
Ask Idea (Hong Kong) Limited (“Ask Idea”) [Member]
Schedule of Subsidiaries [Line Items]
Background	A Hong Kong company, incorporated on August 14, 2018
Ownership	Wholly-owned by Idea Tech HK
Principal activities	Provision of innovative training programs and high-quality educational products